Lease Liabilities	12 Months Ended
Feb. 28, 2021
Capitalized Lease Liabilities [Abstract]
LEASE LIABILITIES
17.	LEASE LIABILITIES

	2021	2020
	Figures in Rand thousands
Maturities analysis
– within one year	38,401	44,849
– within two to four years	46,576	43,241
– over four years	13,707	10,907
Present value of lease payments	98,684	98,997
Non-current liabilities	60,283	54,148
Current liabilities	38,401	44,849
	98,684	98,997

It is Group policy to lease the various commercial properties occupied by the Group’s operations and certain motor vehicles are leased in terms of instalment sale agreements. The average term of the instalment sale agreements is between three to four years and interest is charged at prime linked interest rates. The Group’s obligations under instalment sale agreements are secured by the leased assets.

Property leases capitalized have an average lease term of four years and interest incurred is at an incremental borrowing rate of a similar asset. External sources of information were used to determine incremental borrowing rate of a similar asset. Total cash outflows for leases recognized in statement of cash flows ZAR52.3 million (2020:ZAR58.4 million).